SIGNIFICANT ACCOUNTING POLICIES - Summary of Average Service Lives and Depreciation and Amortization Rates (Details)	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, intangible assets (in years)	11 years
Annual average rate of amortization, intangible assets	6.00%
Minimum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of amortization, intangible assets	8.00%
Maximum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of amortization, intangible assets	10.00%
Transmission
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment (in years)	58 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Transmission | Minimum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	1.00%
Transmission | Maximum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	3.00%
Distribution
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment (in years)	49 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Distribution | Minimum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	1.00%
Distribution | Maximum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	8.00%
Communication
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment (in years)	17 years
Annual average rate of depreciation and amortization, property, plant and equipment	6.00%
Communication | Minimum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	1.00%
Communication | Maximum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	11.00%
Administration and service
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment (in years)	25 years
Annual average rate of depreciation and amortization, property, plant and equipment	4.00%
Administration and service | Minimum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	1.00%
Administration and service | Maximum
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	20.00%